Organization and Principal Activities (Tables)	12 Months Ended
Aug. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Principal Subsidiaries and VIE Subsidiaries and Schools

The Group’s principal subsidiaries and VIE subsidiaries and schools as of August 31, 2017 are as follows:

Name	Place of establishment	Date of establishment	Equity interest attributed to the Group as at August 31, 2017			Principal activities
Wholly owned subsidiaries:
Impetus	Cayman	April 1, 2014		100%		Investment holding
Time Education China Holdings Limited	Hong Kong	August 16, 2013		100%		Investment holding
Time Elan Education Technology Co., Ltd.	The PRC	December 6, 2013		100%		Complementary education services
Zhuhai Bright Scholar	The PRC	January 24, 2017		100%		Investment holding
Shenzhen Qianhai Bright Scholar Management and Consulting Co. Ltd.	The PRC	December 15, 2016		100%		Investment holding
Beijing Bright Scholar Education Consulting Limited Co., Ltd.	The PRC	July 20, 2016		100%		Complementary education services
Foshan Shunde Elan Education Training Co., Ltd.	The PRC	April 12, 2017		100%		Complementary education services
Shenzhen Elan Education Training Co., Ltd.	The PRC	April 1, 2017		100%		Complementary education services
Zhuhai Hengqin Kaidi Education Consulting Co., Ltd.	The PRC	May 11, 2017		80%		Complementary education services
Variable interest entities (“VIEs”)
BGY Education Investment	The PRC	October 16, 2014		100%		Investment holding
Shanghai Elan Culture Communication Co., Ltd.	The PRC	September 16, 2013		100%		Complementary education services
Shenzhen Time Elan Technology Co., Ltd.	The PRC	October 19, 2015		100%		Complementary education services
Time Elan Education Technology (Beijing) Co., Ltd.	The PRC	December 17, 2012		100%		Complementary education services
Guangdong Country Garden School (“GCGS”)	The PRC	January 3, 1994		100%		Kindergarten and international formal education services
Huanan Country Garden School (“HCGS”)	The PRC	June 2, 2004		100%		Formal education services
Huanan Country Garden Bilingual Kindergarten	The PRC	June 22, 2004		100%		Kindergarten education services
Phoenix City Country Garden Kindergarten	The PRC	December 13, 2009		100%		Kindergarten education services
Phoenix City Bilingual School (“PCBS”)	The PRC	April 1, 2004		100%		Formal education services
Licheng Country Garden Bilingual Kindergarten	The PRC	November 17, 2004		100%		Kindergarten education services
Country Garden Venice Bilingual School (“CGBS”)	The PRC	September 1, 2007		100%		Formal education services
Nansha Country Garden Bilingual Kindergarten	The PRC	August 7, 2009		100%		Kindergarten education services
Phoenix City Bilingual Kindergarten	The PRC	April 16, 2008		100%		Kindergarten education services
Wuyi Country Garden Bilingual School	The PRC	September 1, 2009		100%		Formal education services
Shawan Country Garden Kindergarten	The PRC	July 5, 2010		100%		Kindergarten education services
Heshan Country Garden Kindergarten	The PRC	September 1, 2010		100%		Kindergarten education services
Heshan Country Garden School	The PRC	September 1, 2010		100%		Formal education services
Country Garden Venice Kindergarten	The PRC	September 1, 2011		100%		Kindergarten education services
Wuhan Country Garden Kindergarten	The PRC	August 26, 2011		100%		Kindergarten education services
Wuhan Country Garden School	The PRC	August 26, 2011		100%		Formal education services
Huanan Country Garden Cuiyun Mountain Kindergarten	The PRC	May 31, 2012		100%		Kindergarten education services
Zengcheng Country Garden Kindergarten	The PRC	October 18, 2013		100%		Kindergarten education services
Zengcheng Country Garden School	The PRC	October 8, 2013		100%		Formal education services
Fengxin Country Garden Kindergarten	The PRC	August 25, 2014		100%		Kindergarten education services
Phoenix City Fengyan Kindergarten	The PRC	August 25, 2014		100%		Kindergarten education services
Country Garden Huacheng Kindergarten	The PRC	August 21, 2003		100%		Kindergarten education services
Country Garden Huacheng School	The PRC	August 21, 2003		100%		Formal education services
Xiju Country Garden Kindergarten	The PRC	March 3, 2013	100%		Kindergarten education services
Dalang Country Garden Kindergarten	The PRC	March 15, 2013	100%		Kindergarten education services
Huadu Holiday Peninsula Kindergarten	The PRC	August 5, 2013	100%		Kindergarten education services
Jurong Country Garden School	The PRC	September 1, 2013	100%		Formal education services
Maoming Country Garden Kindergarten	The PRC	March 5, 2013	100%		Kindergarten education services
Country Garden Silver Beach Kindergarten	The PRC	August 20, 2014	100%		Kindergarten education services
Haoting Country Garden Kindergarten	The PRC	November 27, 2014	100%		Kindergarten education services
Huaxi Country Garden International Kindergarten	The PRC	September 1, 2014	100%		Kindergarten education services
Huiyang Country Garden Kindergarten	The PRC	September 17, 2014	100%		Kindergarten education services
Ningxiang Country Garden School*	The PRC	September 1, 2014	100%		Formal education services
Huaxi Country Garden International School	The PRC	September 1, 2015	100%		Formal education services
Ningxiang Country Garden Kindergarten	The PRC	September 1, 2014	100%		Kindergarten education services
Ningxiang Country Garden Foreign Language Training School*	The PRC	September 1, 2014	100%		Formal education services
Country Garden Experimental School	The PRC	July 1, 2015	100%		Formal education services
Country Garden Silver Beach School	The PRC	August 20, 2015	100%		Formal education services
Danyang Country Garden Kindergarten	The PRC	September 1, 2015	100%		Kindergarten education services
Gaoming Country Garden Kindergarten	The PRC	August 13, 2015	100%		Kindergarten education services
Huidong Silver Beach Education Consulting Co., Ltd.	The PRC	June 30, 2015	100%		Formal education services
Laian Country Garden Foreign Language School	The PRC	August 11, 2015	100%		Formal education services
Laian Country Garden Kindergarten	The PRC	August 11, 2015	100%		Kindergarten education services
Lanzhou Country Garden Kindergarten	The PRC	August 22, 2016	100%		Kindergarten education services
Chuzhou Country Garden Kindergarten	The PRC	April 17, 2017	100%		Kindergarten education services
Qingyuan Country Garden Bilingual Kindergarten	The PRC	September 1, 2015	100%		Kindergarten education services
Shaoguan Zhenjiang Country Garden Foreign Language Kindergarten	The PRC	November 1, 2015	100%		Kindergarten education services
Taishan Country Garden School	The PRC	August 24, 2015	100%		Formal education services
Lanzhou Country Garden School	The PRC	September 1, 2016	100%		Formal education services
Enping Country Garden Kindergarten	The PRC	August 3, 2015	100%		Kindergarten education services
Foshan Elan Educational Technology Co., Ltd.	The PRC	July 1, 2016	100%		Complementary education services
Huai’an Bright Scholar Tianshan Cultural Education Int & Mgt Co., Ltd.	The PRC	March 07, 2017	70%		Complementary education services
Baoding Baigou New City Bright Scholar Shenghua Educational Consulting Co.,Ltd.	The PRC	May 19, 2017	70%		Complementary education services
Guangdong Xingjian Education Co., Ltd	The PRC	April 2, 2015	100%		Complementary education services
Foshan Shunde Shengbo Culture and Arts Training Co., Ltd.	The PRC	July 16, 2015	100%		Complementary education services
Shanghai Elan Educational Training Co., Ltd.	The PRC	September 30, 2016	100%		Complementary education services